Cover	May 04, 2023
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 04, 2023
Entity Registrant Name	NGM Biopharmaceuticals, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38853
Entity Tax Identification Number	26-1679911
Entity Address, Address Line One	333 Oyster Point Boulevard
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	243-5555
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	NGM
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001426332